Provision for reclamation (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Provision For Reclamation
Future retirement costs	$ 6,900	$ 5,700
Risk-free rate	14.00%	15.00%
Inflation rate	4.00%	4.00%
Expected timing	19 years	17 years